Related parties - Additional Information (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of transactions between related parties [line items]
Share-based expense	€ 684	€ 566	€ 1,410	€ 1,167
Termination benefits			120
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received for their services	96	100	181	195
Share-based expense	17	19	53	40
Key Management Personnel Member
Disclosure of transactions between related parties [line items]
Compensation received for their services	593	708	1,198	1,414
Share-based expense	€ 361	€ 320	€ 721	€ 723